Schedule I Condensed Financial Information of Parent Company (Details) - Schedule I Condensed Financial Information of Parent Company Statements of Cash Flows - Parent Company [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (3,398)	$ (6,736)	$ (5,416)
Net cash used in investing activities	(380)
Cash flows from financing activities Repurchase shares from former shareholders			(3,728)
Net cash used in financing activities			(3,728)
Decrease in cash, cash equivalents and restricted cash	(3,778)	(6,736)	(9,144)
Cash, cash equivalents and restricted cash at beginning of the year	5,378	12,114	21,258
Cash, cash equivalents and restricted cash at end of the year	$ 1,600	$ 5,378	$ 12,114